Prepaid Expense (Tables)	6 Months Ended
Jun. 30, 2026
Prepaid Expense [Abstract]
Schedule of Prepaid Expense

Prepaid expense as of June 30, 2026 and December 31, 2025 are summarized as below:

	June 30,	December 31,
	2026	2025
Advancement to suppliers for inventory	€3,541,922	€3,338,500
Advancement for PP&E under construction	11,683	11,683
Conference	62,413	100,976
Insurance	93,823	188,983
Security deposits and others	2,430	2,935
	€3,712,271	€3,643,077